INTEREST BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
INTEREST BEARING LOANS AND BORROWINGS

16.	INTEREST BEARING LOANS AND BORROWINGS

Outstanding debt as of December 31, 2025 and December 31, 2024 was as follows:

(in thousands of $)	Tenor (years)	Maturity	Amortization Profile (years*)	December 31, 2025	December 31, 2024
U.S. dollar denominated floating rate debt
$252.4 million term loan facility	5	2027	18	34,791	39,285
$34.8 million term loan facility	5	2027	20	—	14,259
$219.6 million term loan facility	5	2029	18	181,149	203,122
$606.7 million term loan facility	9	2033	19.7	545,951	594,586
$100.8 million term loan facility	5	2025	17	—	70,050
$119.7 million revolving reducing credit facility	5	2030	18	31,337	—
$129.4 million revolving reducing credit facility	5	2028	18	—	114,498
$104.0 million term loan facility	6	2028	18	76,984	84,703
$60.6 million term loan facility	4	2027	18	51,276	55,939
$63.5 million term loan facility	6	2029	18	54,386	58,918
$512.1 million lease financing	10	2034	20.6	478,033	512,057
$42.9 million term loan facility	5	2025	18	—	32,175
$47.0 million revolving reducing credit facility	5	2030	20	—	—
$72.3 million revolving reducing credit facility	5	2030	18	—	46,875
$94.5 million term loan facility	5	2029	20	84,814	90,349
$133.7 million term loan facility	12	2033	17	51,116	55,048
$58.5 million revolving reducing credit facility	5	2026	20	—	48,750
$58.5 million term loan facility	5	2026	20	45,500	48,750
$130.0 million term loan facility	5	2027	20	108,063	114,563
$65.0 million term loan facility	5	2027	20	55,250	58,500
$65.0 million revolving reducing credit facility	5	2027	20	—	57,688
$65.0 million revolving reducing credit facility	5	2028	18	—	58,681
$65.0 million term loan facility	5	2028	20	56,063	59,312
$1,286.5 million term loan facility	5	2030	20	1,237,147	1,335,925
Total U.S. dollar denominated floating rate debt				3,091,860	3,754,033

Debt issuance costs				(51,851)	(48,188)
Accrued finance expense				27,736	38,543
Total debt				3,067,745	3,744,388

Short-term debt and current portion of long-term debt				320,520	460,318
Long-term portion of debt				2,747,225	3,284,070

*commencing on the delivery date from the yard.

Proceeds and repayments of debt in the year ended December 31, 2025 are summarized as follows:

(in thousands of $)	December 31, 2024	Proceeds	Repayments	Other	December 31, 2025
Total U.S. dollar denominated floating rate debt	3,744,388	1,433,715	(2,095,888)	(14,470)	3,067,745
Total debt	3,744,388	1,433,715	(2,095,888)	(14,470)	3,067,745
Proceeds and repayments of debt in the year ended December 31, 2024 are summarized as follows:

(in thousands of $)	December 31, 2023	Proceeds	Repayments	Other	December 31, 2024
Total U.S. dollar denominated floating rate debt	3,279,626	2,167,296	(1,705,055)	2,521	3,744,388
Total U.S. dollar denominated fixed rate debt	176,837	—	(175,000)	(1,837)	—
Total debt	3,456,463	2,167,296	(1,880,055)	684	3,744,388

Proceeds and repayments of debt in the year ended December 31, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	Other	December 31, 2023
Total U.S. dollar denominated floating rate debt	2,178,430	1,509,749	(402,187)	(6,366)	3,279,626
Total U.S. dollar denominated fixed rate debt	211,884	99,700	(134,400)	(347)	176,837
Total debt	2,390,314	1,609,449	(536,587)	(6,713)	3,456,463

All term loan facilities are fully drawn down as of December 31, 2025. The reference rate of all the Company's floating rate debt is SOFR and the weighted average interest rate margin, including the Credit Adjustment Spread (“CAS”) as a result of the rate reform transition discussed below, as of December 31, 2025 was 1.77% (2024: 1.97%).

A summary of the Company's interest bearing loan and borrowing activity in the three years ended December 31, 2025 is as follows:

$34.8 million term loan facility
In the year ended December 31, 2025, as a result of the sale of one Suezmax tanker, the Company repaid the full outstanding balance of $12.7 million under the facility.

$219.6 million term loan facility
In March 2024, the Company entered into a senior secured term loan facility in an amount of up to $219.6 million with a syndicate of banks to refinance six LR2 tankers. The refinancing generated net cash proceeds of approximately $101.0 million in the year ended December 31, 2024.

$606.7 million term loan facility
In May 2024, the Company entered into a senior secured term loan facility in an amount of up to $606.7 million with China Exim Bank and DNB, insured by China Export and Credit Insurance Corporation, to refinance eight Suezmax tankers and eight LR2 tankers. The refinancing generated net cash proceeds of approximately $275.0 million in the year ended December 31, 2024.

$119.7 million revolving reducing credit facility
In February 2025, the Company entered into a senior secured credit facility in an amount of up to $119.7 million with ING and First Citizens to refinance the outstanding debt on two VLCCs previously financed under the $100.8 million term loan facility and, in addition, to provide revolving credit capacity in an amount of up to $51.6 million. In February 2025, the Company drew down $68.1 million under the new facility and repaid the outstanding balance of the existing facility of $70.1 million in full. In September 2025, the Company converted the new facility, along with six other existing term loan facilities, into revolving reducing credit facilities, as disclosed further below.

$129.4 million revolving reducing credit facility
In May 2023, the Company entered into a senior secured term loan facility in an amount of up to $129.4 million from ING to refinance an existing term loan facility with total balloon payments of $80.1 million due in August 2023. In June 2023, the Company drew down $129.4 million under the new facility and repaid the outstanding balance of the existing facility of $84.5 million in full. In September 2025, the Company converted the new facility, along with six other existing term loan facilities, into revolving reducing credit facilities, as disclosed further below.

$60.6 million term loan facility and $63.5 million term loan facility
In November 2023, the Company entered into two senior secured term loan facilities in an amount of up to $124.1 million with Deka Bank to refinance an existing facility which had total balloon payments of $89.0 million due in January 2024. The facilities were fully drawn down in November 2023. The Company used $90.9 million of the proceeds to repay the existing loan facility in full and used the remaining net cash proceeds from the refinancing of $33.2 million to partly finance the Acquisition.

$512.1 million lease financing
In October 2024, the Company entered into a sale-and-leaseback agreement in an amount of up to $512.1 million with CMB Financial Leasing Co. Ltd to refinance an existing sale-and-leaseback agreement for 10 Suezmax tankers and includes purchase options for Frontline throughout the term of the agreement. The refinancing generated net cash proceeds of approximately $101.0 million in the year ended December 31, 2024.

$47.0 million revolving reducing credit facility
In February 2025, the Company entered into a senior secured credit facility in an amount of up to $47.0 million with SEB to refinance the outstanding debt on one Suezmax tanker previously financed under the $42.9 million term loan facility and, in addition, to provide revolving credit capacity in an amount of up to $14.9 million. In February 2025, the Company drew down $32.2 million under the new facility and repaid the outstanding balance of the existing facility of $32.2 million in full. In September 2025, the Company converted the new facility, along with six other existing term loan facilities, into revolving reducing credit facilities, as disclosed further below.

$72.3 million revolving reducing credit facility
In May 2020, the Company signed a senior secured term loan facility in an amount of up to $62.5 million with Crédit Agricole to partially finance the delivery of one VLCC in June 2020, at which time the loan was fully drawn down. The facility matured five years after the vessel's delivery date and had an amortization profile of 18 years. In February 2025, the Company entered into a senior secured credit facility in an amount of up to $72.3 million with Crédit Agricole to refinance the outstanding debt on the $62.5 million term loan facility and, in addition, to provide revolving credit capacity in an amount of up to $25.4 million. In February 2025, the Company drew down $46.9 million under the new facility and repaid the outstanding balance of the existing facility of $46.9 million in full. In September 2025, the Company converted the new facility, along with six other existing term loan facilities, into revolving reducing credit facilities, as disclosed further below.

$94.5 million term loan facility
In February 2024, the Company entered into a secured term loan facility in an amount of up to $94.5 million with KFW Bank to refinance two LR2 tankers. The refinancing generated net cash proceeds of approximately $38.0 million in the year ended December 31, 2024.

$58.5 million revolving reducing credit facility
In September 2025, the Company converted the existing $58.5 million term loan facility from SEB, along with six other existing term loan facilities, into revolving reducing credit facilities, as disclosed further below.

$65.0 million revolving reducing credit facility
In September 2025, the Company converted the existing $65.0 million term loan facility from ING Bank, along with six other existing term loan facilities, into revolving reducing credit facilities, as disclosed further below.

$65.0 million revolving reducing credit facility
In September 2025, the Company converted the existing $65.0 million term loan facility from Crédit Agricole, along with six other existing term loan facilities, into revolving reducing credit facilities, as disclosed further below.

$65.0 million term loan facility
In January 2023, the Company took delivery of a VLCC newbuilding and drew down $65.0 million under this facility from KFW to partially finance the delivery.

$1,286.5 million term loan facility
In November 2023, the Company entered into a senior secured term loan facility in an amount of up to $1,410.0 million with a group of our relationship banks to partially finance the Acquisition. The facility had a tenor of five years and had an amortization profile of 20 years commencing on the delivery date from the yard. In December 2023, the company drew down $891.3 million under the facility to partly finance the Acquisition. Up to $518.7 million remained available and undrawn under the facility as of December 31, 2023 all of which was drawn down to partially finance the remaining 13 vessels delivered as a result of the Acquisition in the first quarter of 2024. In April 2025, the Company entered into a senior secured term loan facility in an amount of up to $1,286.5 million with a group of our relationship banks to refinance the outstanding debt on the $1,410.1 million facility. In April 2025, the Company drew down $1,286.5 million under the new facility and repaid the outstanding balance of the existing facility of $1,311.2 million in full.
$275.0 million revolving credit facility
In June 2016, the Company signed a $275.0 million senior unsecured facility agreement with an affiliate of Hemen, the Company's largest shareholder. The original facility carried an interest rate of 6.25% and was available to the Company for a period of an initial period of 18 months from the first utilization date. The facility did not include any financial covenants. In November 2022, the Company extended the facility by 12 months to May 2024 at an interest rate of 8.5% and otherwise on same terms. In February and June 2023, the Company repaid $60.0 million and $74.4 million, respectively, under the facility. In October 2023, the Company extended the facility by 20 months to January 4, 2026, at an interest rate of 10.0% and otherwise on existing terms. In December 2023, the Company drew down $99.7 million under the facility to partly finance the Acquisition. In April 2024, the Company repaid $100.0 million under the facility. In October 2024, the Company repaid $75.0 million under the facility. Up to $275.0 million remained available and undrawn as of December 31, 2025 and December 31, 2024. The availability of the facility expired in January 2026.

$539.9 million Shareholder loan
In November 2023, the Company entered into a subordinated unsecured shareholder loan in an amount of up to $539.9 million with Hemen to partly finance the Acquisition. The facility had a tenor of five years. In December 2023, the Company drew down $235.0 million under the facility to partly finance the Acquisition. In January 2024, the Company drew down $60.0 million to partially finance the remaining 13 vessels delivered as a result of the Acquisition in the first quarter of 2024. In June 2024, the Company repaid $147.5 million under the Hemen shareholder loan. In August 2024, the Company repaid the Hemen shareholder loan in full, and no amount remained available to be drawn after this date.

Revolving reducing credit facilities
In September 2025, the Company entered into amendment agreements with some of its relationship banks to convert seven of its existing term loan facilities (as denoted above) into revolving reducing credit facilities. Prior to the amendments, $405.5 million was outstanding under the seven term loans and three facilities had total undrawn revolving credit capacity of $87.8 million. The new amendment agreements provided initial revolving reducing credit capacity of up to $493.4 million, maturing at the original dates of the existing term loans, with capacity reduced on a quarterly basis by approximately $10.1 million. Under the terms of the facilities, the Company can repay drawn amounts and draw repaid amounts at any time and elected to prepay $264.6 million in the third quarter of 2025 and $109.6 million in the fourth quarter of 2025. Reducing revolving credit capacity of up to $451.9 million under the facilities remained available and undrawn as of December 31, 2025. In January 2026, the Company prepaid a further $31.3 million under the facilities.

Rate reform transition
Due to the discontinuance of the London Interbank Offered Rate ("LIBOR") after June 30, 2023, the Company entered into amendments to existing loan agreements with an aggregate outstanding principal of $1,634.1 million as of December 31, 2023, for the transition from LIBOR to SOFR. As of December 31, 2023, the weighted average CAS of these amendment agreements was 15 basis points based on a three months interest period. As of December 31, 2025 and 2024, the reference rate of all the Company's loan arrangements is SOFR. The amendments to our loan agreements, which are measured at amortized cost using the effective interest method, were accounted for as an adjustment to the effective interest rate which did not have a significant effect on the carrying amount of the loans.

Debt restrictions
The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant. Cash and cash equivalents include cash balances of $89.9 million (2024: $92.6 million), which represents 59% (2024: 50%) of the cash required to be maintained by the financial covenants in our loan agreements. The Company is permitted to satisfy up to 50% of the cash requirements by maintaining a committed undrawn credit facility with a remaining availability of greater than 12 months.

Failure to comply with any of the covenants in the loan agreements could result in a default, which would permit the lender to accelerate the maturity of the debt and to foreclose upon any collateral securing the debt. Under those circumstances, the Company might not have sufficient funds or other resources to satisfy its obligations. The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of December 31, 2025 and December 31, 2024.

Assets pledged

(in thousands of $)	December 31, 2025	December 31, 2024
Vessels	4,911,897	5,246,518